Lease - Schedule of Company’s Commitment for Minimum Lease Payment (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)
Schedule of Company’s Commitment for Minimum Lease Payment [Abstract]
Remainder of 2025	$ 140,688	$ 18,108
2026	257,928	33,198	$ 281,376	$ 35,954
Total future lease payments	398,616	51,306	539,304	68,912
Amount representing interest	(17,047)	(2,194)	(30,456)	(3,891)
Present value of future payments	$ 381,569	$ 49,112	$ 508,848	$ 65,021